Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Federal Income Tax Status

6. FEDERAL INCOME TAX STATUS

The Plan adopted by the Company is a volume submitter (“VS”) plan that is designed to comply with provisions of the IRC Economic Growth and Tax Reconciliation Act of 2001 (“EGTRRA”). Such VS plans are pre-approved by the Internal Revenue Service by reference to the Cumulative List of Changes in Plan Qualification Requirements (the “Cumulative List”) provided under EGTRRA. Accordingly, the Plan is eligible for a six-year remedial amendment cycle. Because the Plan is a VS plan, the Company is not authorized to amend the Plan except to comply with changes in the Cumulative List. The Plan received a favorable opinion letter from the Internal Revenue Service on July 6, 2015.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if it has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.